Equity (Details) - Schedule of the fair value of the options as of the date of each grant	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Fair Value Of The Options As Of The Date Of Each Grant Abstract
Expected volatility	52.70%	50.00%
Expected term (years)	6 years 3 months	6 years 3 months
Risk-free interest rate	1.30%	1.10%
Expected dividends	0.00%	0.00%